UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   28                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

 |_| immediately upon filing pursuant to paragraph (b)
 |_| on (date) pursuant to paragraph (b)
 |X| 60 days after filing pursuant to paragraph (a)(1)
 |_| on (date) pursuant to paragraph (a)(1)
 |_| 75 days after filing pursuant to paragraph (a)(2)
 |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
 |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            Becker Value Equity Fund
                       Becker Small Cap Value Equity Fund




PROSPECTUS
February __, 2005




1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204
(503) 223-1720
www.beckercap.com


























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

19


                                TABLE OF CONTENTS


                                                                           Page

BECKER VALUE EQUITY FUND......................................................2

     Risk/Return Summary......................................................2

     How the Fund Has Performed...............................................4

BECKER SMALL CAP VALUE EQUITY  FUND...........................................6

     Risk/Return Summary......................................................6

     How the Fund Has Performed...............................................8

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................10

HOW TO BUY SHARES............................................................11

HOW TO REDEEM SHARES.........................................................13

DETERMINATION OF NET ASSET VALUE.............................................14

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................15

MANAGEMENT OF THE FUNDS......................................................17

FINANCIAL HIGHLIGHTS.........................................................19

PRIVACY POLICY...............................................................20

FOR MORE INFORMATION.................................................BACK COVER

                            BECKER VALUE EQUITY FUND
                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the Becker Value Equity Fund (the "Fund") is long-term capital appreciation.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

     The advisor intends that the Fund will invest primarily in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership of, or recent management investment in, a company since these factors are often indicative of management's belief that the company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with a market capitalization exceeding $1.5 billion. Although the Fund primarily will invest in large or medium-sized companies, outstanding small-cap companies will not be excluded because of size if they present opportunities for value.

     Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 15% of its assets in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest up to 20% of its net assets in convertible stocks, preferred stocks, exchange-traded funds ("ETFs"), money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

     The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.

     o Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

     o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign company.

     o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares.

     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term investors seeking a fund with a value investment strategy

     o Investors who can tolerate the risks associated with common stock investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The bar chart and performance table below show the variability of the Fund's returns which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the inception of the Fund. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        YEAR-BY-YEAR ANNUAL TOTAL RETURN
                       FOR THE PERIODS ENDED DECEMBER 31ST

                                 [CHART OMITTED]


                                 2003* -  7.50%
                                 2004 - 14.67%

     * For the period November 3, 2003 (commencement of operations) through December 31, 2003.

     During the period shown, the highest return for a quarter was 10.66% (4th quarter, 2004); and the lowest return was -3.55% (3rd quarter, 2004).


                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE YEARS ENDED DECEMBER 31, 2004

======================================== ============= ========================
Becker Value Equity Fund                                     Since Inception
                                           1  Year         (November 3, 2003)
---------------------------------------- ------------- ------------------------
Return Before Taxes                         14.67%             19.79%
---------------------------------------- ------------- ------------------------
Return After Taxes on Distributions1        14.42%             19.57%
---------------------------------------- ------------- ------------------------
Return After Taxes on Distributions          9.54%             16.73%
and Sale of Fund Shares
---------------------------------------- ------------- ------------------------
S&P 500 (reflects no deductions for         10.83%             14.83%
fees, expenses and taxes)
---------------------------------------- ------------- ------------------------

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts .

                       BECKER SMALL CAP VALUE EQUITY FUND
                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the Becker Small Cap Value Equity Fund (the "Fund") is long-term capital appreciation.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

     The  advisor  intends  that the Fund will  invest  primarily  in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership of, or recent management investment in, a company since these factors are often indicative of management's belief that the company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with a market capitalization that does not exceed $2.0 billion. Although the Fund primarily will invest in small-cap companies, outstanding large or medium-sized companies will not be excluded because of size if they present opportunities for value. The Fund may continue to hold the stocks of companies that were considered small-cap at the time of purchase but later increase in size to become mid- or large-cap companies.

     Under normal circumstances, the Fund will invest at least 80% of its assets in small-cap equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 5% of its assets in foreign equity securities, including American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest up to 20% of its net assets in convertible stocks, preferred stocks, exchange-traded funds ("ETFs"), money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and cash and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund's turnover rate for its first year of operations is expected to be no more than 50%.

     The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.

     o Small-Cap Risk. Stocks of small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

     o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign company.

     o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares.

     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

         The Fund may be suitable for:

     o    Long-term investors seeking a fund with a value investment strategy

     o Investors who can tolerate the risks associated with common stock investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The Fund recently commenced operations and, as a result, has no prior performance history. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the advisor's small cap composite and by comparing its performance with a broad measure of market performance. The performance shown is the performance of all of the advisor's fully discretionary private accounts over $1 million managed using the same small-cap value strategy that the advisor will use to manage the Fund. The exclusion of accounts below this minimum amount would not make the composite performance shown materially misleading. Accounts included in the composite have substantially similar investment objectives, policies and strategies to those of the Fund. These returns are compared to indices that are broad measures of market performance. The returns are calculated by the advisor based on total return, including gains or losses plus income, after deducting all costs and management fees incurred by the accounts, and include reinvested dividends. The advisor has calculated this performance using a calculation other than the standard SEC calculation required for mutual funds. The private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, and, if applicable, such limitations, requirements, and restrictions might have adversely effected the performance results of the composite. Past performance of this composite is not necessarily indicative of the Fund's future results.

                        YEAR-BY-YEAR ANNUAL TOTAL RETURN
                        OF ADVISOR'S SMALL CAP COMPOSITE
                (FOR THE YEARS ENDED DECEMBER 31ST, 1996 TO 2004)

                                [CHART OMITTED]

                                 1996 -  36.53%
                                 1997 -  19.76%
                                 1998 - -16.72%
                                 1999 -  15.79%
                                 2000 -  11.49%
                                 2001 -  21.23%
                                 2002 - -24.10%
                                 2003 -  73.07%
                                 2004 -       %


                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE YEARS ENDED DECEMBER 31, 2004

======================================== ============= ============= ============ ============
                                                                                     Since
                                                                                   Inception
                                            Past 1        Past 3        Past 5     (April 1,
                                             Year          Years         Years       1995)
---------------------------------------- ------------- ------------- ------------ ------------
Small Cap Composite                          ___%          ___%         ___%         ___%
---------------------------------------- ------------- ------------- ------------ ------------
Russell 2000 Index1                          ___%          ___%         ___%         ___%
---------------------------------------- ------------- ------------- ------------ ------------
Russell 2000 Value Index2                    ___%          ___%         ___%         ___%
---------------------------------------- ------------- ------------- ------------ ------------

     1 The Russell 2000 Index is an unmanaged index consisting of the 2000 smallest companies of the Russell 3000 Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

     2    The  Russell  2000 Value  Index  consists  of those  companies  in the
          Russell  2000  Index  with  lower   price-to-book   values  and  lower
          forecasted  growth.  The  performance  of the Index  does not  reflect deductions for fees, expenses or taxes.

9

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

     The tables describe the fees and expenses that you would pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES                                  VALUE EQUITY FUND  SMALL CAP VALUE
                                                  -----------------  ---------------
(fees paid directly from your investment)                                 EQUITY
                                                                          ------
Fund

Maximum Sales Charge (Load)                              NONE             NONE
   Imposed on Purchases
Maximum Deferred Sales Charge (Load)                     NONE             NONE
Redemption Fee1, 2                                       1.00%            1.00%
Exchange Fee                                             NONE             NONE

ANNUAL FUND OPERATING EXPENSES                    VALUE EQUITY FUND  SMALL CAP VALUE
                                                  -----------------  ---------------
(expenses that are deducted from Fund assets)                          EQUITY FUND
                                                                       -----------

Management Fee                                           1.20%            1.20%
Distribution and/or Service (12b-1) Fees                 NONE             NONE
Other Expenses                                           1.63%            2.74%3
Total Annual Fund Operating Expenses                     2.83%            3.94%
Fee Waiver                                               1.83%4           2.74%5
Net Expenses                                             1.00%            1.20%

     1    The  Funds  are  intended  for  long-term  investors.   To  discourage
          short-term  trading  and  market  timing,   which  can  increase  Fund
          expenses,  each Fund charges a 1.00% redemption fee on shares redeemed within 30 days after they are purchased.  The Funds may waive this fee for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances.

     2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

     3    Based on estimated amounts for the initial fiscal year.


     4    The  advisor  contractually  has  agreed to waive its  management  fee
          and/or  reimburse   expenses  so  that  Total  Annual  Fund  Operating
          Expenses,  excluding  brokerage fees and commissions,  borrowing costs
          (such as interest and  dividend  expenses on  securities  sold short), taxes and  extraordinary  expenses,  do not exceed 1.00% of the Fund's average  daily net assets for the period  November  15,  2004  through
          October 31, 2005.

     5    The  advisor  contractually  has  agreed to waive its  management  fee
          and/or  reimburse   expenses  so  that  Total  Annual  Fund  Operating
          Expenses,  excluding  brokerage fees and commissions,  borrowing costs
          (such as interest and  dividend  expenses on  securities  sold short), taxes and  extraordinary  expenses,  do not exceed 1.20% of the Fund's average daily net assets for its initial  fiscal years ending  October
          31, 2005 and 2006.

Example:
--------

     Based on the costs above, this example helps you compare the expenses of each Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

VALUE EQUITY FUND                  1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------                  ------      -------     -------    --------
If you sold your shares
     at the end of the period       $103        $706        $1,335     $3,033
If you remain in the Fund           $103        $706        $1,335     $3,033

SMALL CAP VALUE EQUITY FUND        1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------        ------      -------     -------    --------
If you sold your shares
     at the end of the period       $122        $676        $1,543     $3,793
If you remain in the Fund           $122        $676        $1,543     $3,793

                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in each Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus);

     o a check (subject to the minimum amounts) made payable to the appropriate Fund;

     o    the initial check should have the same address as the application.

Mail the application and check to:

U.S. Mail: Becker Value Equity Fund or            Overnight: Becker Value Equity Fund or
           Becker Small Cap Value Equity Fund                Becker Small Cap Value Equity Fund
           c/o Unified Fund Services, Inc.                   c/o Unified Fund Services, Inc.
           P.O. Box 6110                                     431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                  Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at 1-800-551-3998 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: ______________ (name of Fund)
      Account Name ________________(write in shareholder name)
      For the Account # ___________(write in account number)
      D.D.A.#01892240190


     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the appropriate

Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name
      -the name of your account(s)
      -your account number(s)
      -a check made payable to your fund

Checks should be sent to the appropriate Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds. The Funds and their servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature stamp guarantee must utilize a New Technology Medallion stamp.

     The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Becker Value Equity Fund or         Overnight: Becker Value Equity Fund or
           Becker Small Cap Value Equity Fund             Becker Small Cap Value Equity Fund
           c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
           P.O. Box 6110                                  431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110               Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-551-3998 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in a Fund by calling the Funds' transfer agent at 1-800-551-3998. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Funds' transfer agent at 1-800-551-3998. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

     PROHIBITION ON MARKET TIMING. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund's shares held by long-term shareholders, disrupt portfolio management and increase a Fund's expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1% fee will be assessed against investment proceeds withdrawn within 30 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death, or a change in the investor's asset allocation. No exceptions will be granted to persons believed by a Fund to be "market-timers."

     While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserve the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     Each Fund's assets are generally valued at their market value. If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the advisor may value a Fund's assets at their fair value according to policies approved by Board of Trustees. For example, if trading in a small-cap stock is halted and does not resume before a Fund calculates its NAV, the advisor may need to price the security using the Funds' good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

     DIVIDENDS AND DISTRIBUTIONS. The Funds typically distribute substantially all net investment income in the form of dividends and any net realized capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of net realized capital gains.

     TAXES. Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. However, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains as discussed below. Dividends normally will be distributed by each Fund on an annual basis.

     The Funds will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Funds sell their assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

    Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:


Summary of Certain Federal Income Tax Consequences for Taxable Accounts


Type of Transaction                                  Tax Status

Qualified dividend income                            Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions            Ordinary income rate

Net long-term capital gain distributions             Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                        Gains taxed at generally maximum 15%
more than one year                                   on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                        Gains are taxed at the same rate as ordinary income;
for one year or less                                 losses are subject to special rules

                                                     *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 31% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 31% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUNDS

     Becker  Capital  Management,  Inc.,  1211  SW  Fifth  Avenue,  Suite  2185,
Portland, OR 97204, www.beckercap.com, serves as investment advisor to the Funds. Becker has been providing portfolio management services since 1976 when Patrick E. Becker, Sr. founded P.E. Becker Inc., the predecessor firm to the advisor. The advisor utilizes a value-oriented investment style to provide equity and fixed income portfolio management to a select group of private wealth clients and institutional clients. As of December 31, 2004, Becker managed over $2.4 billion in assets. The advisor is 100% employee-owned.

     The advisor's equity investment team will be responsible for making investment recommendations for the Funds. The advisor's portfolio managers, analysts, and traders have an average of more than 23 years industry experience, including more than 13 years with the advisor. The advisor has previously provided investment subadvisory services to two other mutual funds using a value-oriented investment strategy. Patrick E. Becker serves as the advisor's Chief Investment Officer. Mr. Becker has ultimate decision-making authority over all investment recommendations by the advisor's equity team. Prior to founding Becker Capital Management, Inc., Mr. Becker was an account executive for approximately 10 years at Dean Witter and Company. Mr. Becker has over 35 years experience as an investment professional and he guides the growth, development, and overall investment philosophy of the advisor. He received a bachelor's degree from the University of Portland. He is jointly responsible for the management of both Funds.

     Robert Schaeffer serves as a Vice President and Portfolio Manager for the advisor and has 31 years experience as an investment professional. He has primary responsibility for the day-to-day investment of the Value Equity Fund's portfolio. Mr. Schaeffer joined the advisor in 1984 from the First Interstate Bank of Oregon, where he headed the Endowment and Charitable Funds Management Group and managed equity portfolios for private and institutional clients. He received a bachelor's degree from Willamette University.

     Thierry Wuilloud serves as a Vice President and Portfolio Manager for the advisor and has 17 years experience as an investment professional. He has primary responsibility for the day-to-day investment of the Small Cap Value Equity Fund's portfolio. Mr. Wuilloud joined the advisor in 1994 from Frank Russell Company, where he was a senior analyst in the consulting group. Prior to that time, Mr. Wuilloud was an associate in the investment banking group at Lehman Brothers. He received a master's degree in Economics from the University of Bern and an MBA from Carnegie Mellon University. Mr. Wuilloud obtained his Chartered Financial Analyst designation in 1997.

     Blake Howells serves as a Vice President for the advisor and has 20 years experience as an investment professional. Mr. Howells joined the advisor in 1998 from his position as a Vice President with U.S. Bancorp's national accounts division, where he analyzed and originated senior debt transactions. He assists with the day-to-day management of the Small Cap Fund. He received a bachelor's degree from the University of Oregon. Mr. Howells obtained his Chartered Financial Analyst designation in 2001.

     The  Funds'  SAI  provides   information  about  each  portfolio  manager's
compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

     During the fiscal year ended October 31, 2004, the Value Equity Fund paid the advisor a fee equal to 1.20% of its average daily net assets. The advisor contractually has agreed to waive its fee and reimburse the Value Equity Fund's expenses so that the Fund's total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% for the fiscal period November 15, 2004 through October 31, 2005. With respect to the Small Cap Value Equity Fund, the Fund is authorized to pay the advisor a fee equal to 1.20% of its average daily net assets. The advisor contractually has agreed to waive its fee and reimburse the Small Cap Value Equity Fund's expenses so that the Fund's total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% for its initial fiscal years ending October 31, 2005 and 2006.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Value Equity Fund since its inception. Certain information reflects financial results for a single share of the Fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the period November 3, 2003 (commencement of operations) through October 31, 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with Fund's financial statements, are included in the Fund's annual report. The annual report is available from the Fund upon request without charge. The Small Cap Equity Value Fund does not have financial performance data available because it recently commenced operations.

       Becker Value Equity Fund
       Financial Highlights
       (For a share outstanding throughout the period)

                                                                         Period ended
                                                                     October 31, 2004 (a)
                                                                   --------------------------
       Selected Per Share Data
       Net asset value, beginning of period                           $       10.00
                                                                   --------------------------
       Income from investment operations:
         Net investment income                                                 0.01
         Net realized and unrealized gain                                      1.08
                                                                   --------------------------
       Total from investment operations                                        1.09
                                                                   --------------------------

       Net asset value, end of period                                  $      11.09
                                                                   ==========================

       Total Return                                                           10.90%(b)

       Ratios and Supplemental Data
       Net assets, end of period (000)                                 $    20,187

       Ratio of expenses to average net assets                                1.20%(c)
       Ratio of expenses to average net assets
          before waiver & reimbursement                                       2.83%(c)
       Ratio of net investment income to
          average net assets                                                  0.14%(c)
       Ratio of net investment income to
          average net assets before waiver & reimbursement                   (1.49)%(c)
       Portfolio turnover rate                                               26.08%

       (a) For the period November 3, 2003 (commencement of operations) to
           October 31, 2004
       (b) Not annualized.
       (c) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

          o Information a Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

          o Information about your transactions with a Fund, its affiliates, or others (such as your account number and balance, payment
               history,   cost   basis   information,    and   other   financial
               information).

     Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to its service providers (such as the Funds' custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                                      - 2 -
                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affect the Funds' performance results as of the Funds' future semi-annual or annual periods.

     Call the Funds at 1-800-551-3998 to request free copies of the SAI, to request other information about the Funds and to make shareholder inquiries. Alternatively, the Funds' SAI and annual and semi-annual reports are available, free of charge, at www.beckervaluefunds.com.

     You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





















Investment Company Act #811-21237

                            BECKER VALUE EQUITY FUND
                       BECKER SMALL CAP VALUE EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                February __, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Becker Value Funds' Prospectus dated February __, 2005. This SAI incorporates by reference the Becker Value Equity Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-551-3998.

                                TABLE OF CONTENTS

                                                                         Page

DESCRIPTION OF THE TRUST AND THE FUNDS......................................2
ADDITIONAL INFORMATION ABOUT THE FUNDS INVESTMENTS AND
         RISK CONSIDERATION.................................................3
INVESTMENT LIMITATIONS......................................................7
INVESTMENT ADVISOR..........................................................9
TRUSTEES AND OFFICERS......................................................13
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................16
DISCLOSURE OF PORTFOLIO HOLDINGS...........................................18
PROXY VOTING POLICY........................................................19
DETERMINATION OF NET ASSET VALUE...........................................19
REDEMPTION IN-KIND.........................................................20
INVESTMENT PERFORMANCE.....................................................21
STATUS AND TAXATION OF THE FUNDS...........................................22
CUSTODIAN..................................................................24
FUND SERVICES..............................................................25
ACCOUNTANTS................................................................25
DISTRIBUTOR................................................................25
FINANCIAL STATEMENTS.......................................................26

DESCRIPTION OF THE TRUST AND THE FUNDS

     The Becker Value Equity Fund ("Value Equity Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 9, 2003. The Becker Small Cap Value Equity Fund ("Small Cap Value Equity Fund") (collectively with the Value Equity Fund, the "Funds" or each a "Fund") was organized as a diversified series of the Trust on December 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Equity Fund commenced operations on November 3, 2003, and the Small Cap Value Equity Fund commenced operations on January 3, 2005. The investment advisor to the Funds is Becker Capital Management, Inc. (the "Advisor").

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds' transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Certificate of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of a Fund's shareholders.

     As of January 10, 2005, the following persons are the owners of record or are known by the Value Equity Fund to own beneficially five percent (5%) or more of the Value Equity Fund: Commercial Properties, P.O. Box 1012, Salem, OR 97308, 43.01%; Union Bank, P.O. Box 85484, San Diego, CA 92186, 7.53%; employees of Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204, 14.29% and Charles Schwab & Co., Inc., 101 Montgomery St., San Francisco, CA 94104 15.12%.

     As of January 10, 2005, Commercial Properties may be deemed to control the Value Equity Fund as a result of its beneficial ownership of the shares of the Value Equity Fund. As controlling shareholder(s), these persons may control the outcome of any proposal submitted to the shareholders for approval, including changes to the Value Equity Fund's fundamental policies or the terms of the management agreement with the Value Equity Fund's advisor.

     As of January 10, 2005, the following persons are the owners of record or are known by the Small Cap Value Equity Fund to own beneficially five percent (5%) or more of the Small Cap Value Equity Fund: employees of Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204, 100%.

     As of January 10, 2005, employees of Becker Capital Management, Inc. may be deemed to control the Small Cap Value Equity Fund as a result of its beneficial ownership of the shares of the Small Cap Value Equity Fund. As controlling shareholder(s), these persons would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Small Cap Value Equity Fund's fundamental policies or the terms of the management agreement with the Small Cap Value Equity Fund's advisor.

     As of January 10, 2005, the officers and trustees as a group own less than 1% of each of the Funds.

     For information concerning the purchase and redemption of shares of a Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

     The Funds may authorize one or more brokers to receive on their behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at each Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT THE FUNDS INVESTMENTS AND RISK
CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Funds may make and some of the techniques they may use.

     A. EQUITY  SECURITIES.  Equity  securities  include common stock and common
        ------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     Equity securities also include exchange-traded funds ("ETFs"). ETFs include S&P Depositary Receipts ("SPDRs"), Select Sector SPDRs, DIAMONDS, QQQQs, iShares, HOLDRS, Fortune e-50, streetTRACKS, VIPERs and other security baskets. For example, SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. ETFs also include S&P Midcap 400, S&P Small Cap 600, and Russell 2000 Depositary Receipts, and other products composed of smaller capitalization companies. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Funds may invest in new exchange-traded shares as they become available.

     The Funds may invest in American Depositary Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

     B. CONVERTIBLE  SECURITIES.  A convertible  security is a bond,  debenture,
        -----------------------
preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Funds may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Funds and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     C. PREFERRED STOCK.  Preferred stock has a preference in liquidation  (and,
        ---------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Funds. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least BBB by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     D. REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment
        ---------------------
in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

     E. RULE 144A SECURITIES.  The Funds may invest in Rule 144A securities that
        --------------------
the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Funds' illiquid securities policy, which prohibits the Funds from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     A.  FUNDAMENTAL.  The  investment  limitations  described  below  have been
         -----------
adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.  BORROWING  MONEY.  The Funds will not borrow  money,  except (a) from a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. SENIOR  SECURITIES.  The Funds will not issue  senior  securities.  This
        ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING. The Funds will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Funds will not  purchase  or sell real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Funds will not  purchase or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  LOANS.  The Funds will not make loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. Each Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  DIVERSIFICATION.  With respect to 75% of its total assets,  a Fund will
         ---------------
not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B.  NON-FUNDAMENTAL.  The  following  limitations  have been adopted by the
         ---------------
Trust with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Funds will not mortgage,  pledge,  hypothecate or in any
         --------
manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  BORROWING.  The Funds will not purchase any security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Funds will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. SHORT SALES. The Funds will not effect short sales of securities except
         -----------
as described in the Prospectus or the Statement of Additional Information.

      5. OPTIONS. The Funds will not purchase or sell puts, calls, options or
         -------
straddles except as described in the Prospectus or the Statement of Additional Information.

      6. ILLIQUID SECURITIES. The Funds will not purchase illiquid securities
         -------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

      7. LOANS OF PORTFOLIO SECURITIES. The Funds will not make loans of
         -----------------------------
portfolio securities.

INVESTMENT ADVISOR

     The Advisor is Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204. Patrick E. Becker, Chairman and Chief Investment Officer of the Advisor, is the controlling shareholder of the Advisor. The Advisor is 100% employee-owned.

     Robert Schaeffer is the portfolio manager primarily responsible for the day-to-day management of the Value Equity Fund, and Patrick E. Becker jointly assists with the management of the Value Equity Fund. Thierry Wuilloud is the portfolio manager primarily responsible for the day-to-day management of the Small Cap Value Equity Fund, and Blake Howells and Mr. Becker jointly assist with the management of the Small Cap Value Equity Fund (collectively referred to as the "Portfolio Managers"). Mr. Becker is the lead member of the Advisor's equity investment team. As of January 10, 2005, the Portfolio Managers were responsible for the management of the following types of accounts:

---------------- ------------------------- ----------------- ---------------- -------------------- -------------------
                                                                              Number of Accounts   Total Assets By
                                           Number of                          by Type  Subject     Account Type
Portfolio                                  Accounts by       Total Assets     to a Performance     Subject to a
Manager          Account Type              Account Type      By Account Type  Fee                  Performance Fee
---------------- ------------------------- ----------------- ---------------- -------------------- -------------------
Robert           Mutual Fund/Private       1 Mutual Fund;    $273M in         None                 None
Schaeffer        Accounts                  25 Private        Private
                                           Accounts          Accounts; $25M
                                                             in Mutual Fund
---------------- ------------------------- ----------------- ---------------- -------------------- -------------------
Thierry          Mutual Fund/Private       1 Mutual Fund;    $650M in         None                 None
Wuilloud         Accounts                  22 Private        Private
                                           Accounts          Accounts; $1M
                                                             in Mutual Fund
---------------- ------------------------- ----------------- ---------------- -------------------- -------------------
Patrick E.       Mutual Fund/Private       2 Mutual Funds;   $165M in         None                 None
Becker, Sr.      Accounts                  63 Private        Private
                                           Accounts          Accounts; $26M
                                                             in Mutual Fund
---------------- ------------------------- ----------------- ---------------- -------------------- -------------------
Blake            Mutual Fund/Private       1 Mutual Fund     $1M in Mutual    None                 None
Howells          Accounts                                    Fund
---------------- ------------------------- ----------------- ---------------- -------------------- -------------------

     Each Portfolio Manager is compensated for his services by the Advisor. The Portfolio Managers' compensation consists of a fixed salary and a discretionary bonus that is not tied to the performance of any Fund or private account. Like all employees of the Advisor, Portfolio Managers participate in the Advisor's profit sharing and pension plans.

     To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     The   following   table  shows  the  dollar  range  of  equity   securities
beneficially owned by the Portfolio Managers in the Funds as of January 10, 2005.

---------------------------------------- -------------------------------------- --------------------------------------

           Portfolio Manager             Dollar Range of Equity Securities in   Dollar Range of Equity Securities in
                                                 the Value Equity Fund             the Small Cap Value Equity Fund
---------------------------------------- -------------------------------------- --------------------------------------

Robert Schaeffer                         $50,001-100,000                        $0
---------------------------------------- -------------------------------------- --------------------------------------

Thierry Wuilloud                         $100,001-500,000                       $50,001-100,000
---------------------------------------- -------------------------------------- --------------------------------------

Patrick E. Becker, Sr.                   over $1,000,000                        $100,001-500,000
---------------------------------------- -------------------------------------- --------------------------------------

Blake Howells                            $100,001-500,000                       $0
---------------------------------------- -------------------------------------- --------------------------------------

     Under the terms of the management agreements (each an "Agreement" or collectively, the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of each Fund. With respect to the Value Equity Fund, the Advisor has contractually agreed for the period November 15, 2004 through October 31, 2005 to waive its fee, and to the extent necessary reimburse the Value Equity Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets. With respect to the Small Cap Value Equity Fund, the Advisor has contractually agreed to waive its fee, and to the extent necessary reimburse the Small Cap Value Equity Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.20% of its average daily net assets for its initial fiscal years ending October 31, 2005 and 2006.

     The following table describes the advisory fees paid to the Advisor by the Value Equity Fund for its initial fiscal period.

---------------------------------------------------------------------------------------------------------
                                           Value Equity Fund

--------------------------- ------------------------ ------------------------ ---------------------------
    Fiscal Year Ended        Advisory Fees Accrued   Fee Waiver and Expense     Net Advisory Fees Paid
                                                          Reimbursement
--------------------------- ------------------------ ------------------------ ---------------------------
     October 31, 2004               $89,543                  $128,481                    $0
--------------------------- ------------------------ ------------------------ ---------------------------

     The Agreement with respect to the Value Equity Fund was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on September 7, 2003. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor, including the Advisor's financial information, mutual fund questionnaire and the Advisor's Form ADV Part II, which included a description of the Advisor's business and personnel, information related to the Advisor's policies and practices regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that there were no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. In considering the Agreement, the Trustees primarily evaluated: (1) a description of the nature, quality and extent of the services provided by the Advisor; (2) the Advisor's reputation and experience in providing value-oriented investment advice to private clients since 1976 with over $2.2 billion in client assets under management; (3) a comparison of the advisory fee structure, performance, operating expenses and expense ratio with those of other mutual funds; (4) the Advisor's written agreement to cap the Fund's expenses for its initial year of operations; and (5) the Advisor's previous experience in serving as investment subadviser to two other mutual funds.

     The Agreement with respect to the Small Cap Value Equity Fund was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement, at an in-person meeting on December 13, 2004. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including the Advisor's current financial statements, an investment questionnaire describing its investment strategy, and Form ADV
Part II, which included a description of the Advisor's business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Advisor that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. In considering the Agreement, the Trustees primarily considered that: (1) the Advisor has over 25 years' experience in successfully providing investment advice to clients with approximately $2.2 billion assets under management; (2) the Board has had a satisfactory experience with the Advisor in managing another series of the Trust, the Value Equity Fund; (3) the Advisor has managed private accounts in a small cap composite for over eight years using the same investment strategy that it will use to manage the Fund, and the performance of the Advisor's composite has exceeded or matched the performance of certain benchmarks for the past 1, 3 and 5 years and since the inception of the composite (4/1/95) for the years ended December 31, 2003; and (4) the Advisor contractually has agreed to cap the Fund's expenses for its initial two year of operations.

     As a result  of their  considerations,  the  Trustees  determined  that the
proposed   Agreements   were  in  the  best  interests  of  each  Fund  and  its
shareholders.

     The Advisor retains the right to use the name "Becker" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Becker" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution was prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on each Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for each Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Advisors Trust  since July 2002 and AmeriPrime Funds since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present; Independent       Trust since November 2002 and AmeriPrime Funds since December
Trustee, December 2002 to present                     2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Independent Trustee, December 2002 to present         automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

*    The  address  for each  trustee is 431 N.  Pennsylvania,  Indianapolis,  IN
     46204.

**   Fund Complex  refers to AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
     Unified Series Trust. The Fund Complex currently consists of 26 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds' financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds' independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

     The following table provides information regarding each Trustee and officer of the Trust who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and legal counsel of The
                                                      Webb Companies, a national real estate company, from 2001 to
Trustee, December 2002 to present                     present; Executive Vice President and Director of The Webb
                                                      Companies from 1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal
                                                      counsel for The Traxx Companies, an owner and operator of
                                                      convenience stores, from 1989 to present; Trustee of
                                                      AmeriPrime Advisors Trust and AmeriPrime Funds since July
                                                      2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President, June 2004 to present and Senior Vice
                                                      President, April 2003 to June 2004 of Unified Fund Services,
President, July 2004 to present                       Inc., the Trust's administrator; Senior Vice President and
                                                      Chief Information Officer of Unified Financial Services, Inc.
                                                      since 1997.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chairman, Unified Financial Services, Inc., the parent company of the Trusts administrator and Distributor - December 2004
Chief Financial Officer and Treasurer, December       to present; Chief Financial Officer and Executive Vice
2002 to present                                       President March 2002 to December 2004; Director - 1989 to
                                                      March 2002.  CFO of  AmeriPrime Advisors Trust since October
                                                      2002 and AmeriPrime Funds since October 2002.  CFO of CCMI
                                                      Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President Fund Administration, Unified Fund Services,
                                                      Inc., the Trust's administrator, December 2003 to present;
Secretary, September 2004 to present                  Assistant Vice President, US Bancorp Fund Services LLC, 2000
                                                      to December 2003, Trust Officer 1998 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer, CCMI Funds, October, 2004 to
                                                      present; Chairman, Unified Financial Securities, Inc., 1997 to
Chief Compliance Officer, October 2004 to present     December 2004, President and Chief Compliance Officer, 1997 to
                                                      2000; Chief Compliance Officer, Unified Financial Services,
                                                      Inc. 2000 to September 2004; Director of Compliance, Unified
                                                      Fund Services, Inc., October 2003 to November 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

**   Fund Complex  refers to AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
     Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

------------------------------ ----------------------- -------------------------- ------------------------------------
                                                                                   Aggregate Dollar Range of Shares
                               Dollar Range of Value     Dollar Range of Small       of All Funds Within the Fund
           Trustee               Equity Fund Shares      Cap Value Equity Fund                 Complex*
                                                                Shares
------------------------------ ----------------------- -------------------------- ------------------------------------
Gary E. Hippenstiel                     None                     None                            None
------------------------------ ----------------------- -------------------------- ------------------------------------
Ronald Tritschler                       None                     None                            None
------------------------------ ----------------------- -------------------------- ------------------------------------
Stephen Little                          None                     None                            None
------------------------------ ----------------------- -------------------------- ------------------------------------
Daniel Condon                           None                     None                            None
------------------------------ ----------------------- -------------------------- ------------------------------------

*    Fund Complex  refers to AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
     Unified Series Trust. The Fund Complex currently consists of 26 series.


     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
                                        Compensation         Retirement        Benefits Upon      from Trust and Fund
       Independent Trustees            from Each Fund     Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Gary E. Hippenstiel, Trustee and           $1,385                $0                  $0                 $36,000
Chairman of the Audit Committee
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Stephen A. Little, Chairman of the         $1,385                $0                  $0                 $36,000
Board**
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Daniel Condon, Trustee                      $923                 $0                  $0                 $24,000

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
   Non-Independent Trustees and         Compensation         Retirement        Benefits Upon      from Trust and Fund
             Officers                  from Each Fund     Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Ronald C. Tritschler, Trustee               $923                 $0                  $0                 $24,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Thomas G. Napurano, CFO and                  $0                  $0                  $0                   $0
Treasurer
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Anthony Ghoston, President and CEO           $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Freddie Jacobs, Jr., CPA, Secretary          $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Lynn Wood, Chief Compliance Officer        $4,310                $0                  $0               $125,000***
==================================== =================== =================== =================== ======================

*    Fund Complex  refers to AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
     Unified Series Trust. The Fund Complex currently consists of 26 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

***  From Fund Complex and the three series in the CCMI Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services such as Autex, a software program that is used by the Advisor's trading department to research and determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services, including Baseline Financial Services' research software and Bloomberg trading and research terminals, which are news, research and trading software products that allow the Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

     The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under the Agreements. The following table describes the brokerage transactions directed to brokers during the fiscal year ended October 31, 2004 due to research services provided to the Advisor.

==================   ========================  =======================
       Fund           Amount of Transactions    Brokerage Commissions
------------------   ------------------------  -----------------------
------------------   ------------------------  -----------------------
Value Equity Fund            $6,194,203                 $3,463
==================   ========================  =======================


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     The following table describes the brokerage commissions paid by the Value Equity Fund for its initial fiscal period.

    ===================== ===========================
                              Fiscal Period Ended

             Fund              October 31, 2004
    --------------------- ---------------------------
    --------------------- ---------------------------
      Value Equity Fund             $24,304
    ===================== ===========================

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, Fund accounting agent, administrator and custodian. Additionally, a Fund may release portfolio holdings to third party rating agencies and data reporting platforms on a periodic basis. The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principals (e.g., custody relationships) or
(iv) understandings or expectations between the parties that the information will be kept confidential.

     Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.


PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor has adopted the ISS Proxy Voting Guidelines Summary. The ISS Guidelines provide that certain proxy issues should be reviewed on a case-by-case basis, including, but not limited to, director elections, corporate governance, executive and director compensation, shareholder rights and social and environmental issues, and outline the factors that the Advisor should consider in determining whether a proposal deserves support. For example, the ISS guidelines provide that Advisor should vote against management proposals that seek to limit shareholder rights or insulate management and directors from liability for violating their duty of care to shareholders. In uncontested director elections, the Guidelines direct the Advisor to consider factors, among others, such as the company's long-term performance compared to an index, and whether a majority of the directors would be independent from management. Under the Advisor's proxy voting policy, the Advisor's Investment Committee may vote proxies in a manner that does not conform to the ISS Guidelines, provided that the vote is reviewed and approved by the Advisor's Chief Executive Officer.

     The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 1-800-551-3998 to request a copy from the Funds' Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Funds' transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th, will be filed by the Fund with the SEC on Form N-PX. The Funds' proxy voting record will be available to shareholders free of charge upon request by calling or writing the Funds as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on

Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the Funds' administrator. An independent trustee is available to assist the administrator's pricing committee if issues arise. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

REDEMPTION IN-KIND

     The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

INVESTMENT PERFORMANCE

     Each Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of a Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

     In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     Each  Fund  also  may  advertise  its  after-tax  performance  information.
After-tax   performance   information  is  calculated  on  pre-liquidation   and
post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

  Where:     P      =    a hypothetical $1,000 initial investment
             T      =    average annual total return (after taxes on
                         distributions).
             n      =    number of years
             ATVd   =    ending value, after taxes on fund distribution but not
                         after taxes on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


2. Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

  Where:   P      =    a hypothetical $1,000 initial investment
           T      =    average annual total return (after taxes on
                       distributions).
           n      =    number of years
           ATVdr  =    ending value, after taxes on fund distributions and
                       redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that any sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUNDS

     The Funds were organized as a series of a business trust, but intend to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that they actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Funds do qualify as RICs but (in a particular tax year) distribute less than 98% of their ordinary income and their capital gain net income (as the Code defines each such term), the Funds are subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of that Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year. Because the Funds annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). As of October 31, 2004, the Value Equity Fund did not have any net capital loss carryforward.

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. The Funds' income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Funds under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Funds' distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and officers of the Trust are members of management or directors of Unified and/or shareholders of the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services.

     In  addition,  Unified  provides the Funds with fund  accounting  services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). For the period November 3, 2003 (commencement of operations) through October 31, 2004, Unified received $17,334 from the Advisor on behalf of the Value Equity Fund for these accounting services.

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For the period November 3, 2003 (commencement of operations) through October 31, 2004, Unified received $29,755 from the Advisor on behalf of the Value Equity Fund for these administrative services.

ACCOUNTANTS

     Cohen McCurdy, Ltd. ("Cohen"), 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the fiscal year ending October 31, 2005. Cohen performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc.

(the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Value Equity Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004. You can obtain the Annual Report without charge upon written request or request by telephone. The Small Cap Value Equity Fund recently commenced operations and, as a result, has no financial statements.

                            PART C. OTHER INFORMATION

Item 22. Exhibits
         --------

     (1) (a) Financial Statements included in Part A: Financial Highlights Table for the Becker Value Equity Fund.

          (b) Financial Statements included in Part B: Audited Financial Statements for the Becker Value Equity Fund as of the end of the most current fiscal year.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d)  Investment Advisory Contracts.

               1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               2. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               3. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               4. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               5. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               8. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               9. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               12. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               13. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc.with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               15. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               16. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               17. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               18. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with
                    Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

               19. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

          (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

          (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

     (f)  Bonus or Profit Sharing Contracts - None.

     (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (i)  Legal Opinion and Consent - None.

     (j) Other Opinions - Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements of the Becker Value Equity Fund - Filed herewith.

     (k)  Omitted Financial Statements - None.

     (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          (3) Copy of Distribution Coordination Agreement for each of the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

     (o)  Reserved.

     (p) (1) Amended Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

          (2) Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

     (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (6) Proxy Voting Policy and Procedures adopted by GLOBALT, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

          (9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

          (10) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          (11) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

          (12) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

     None.

Item 24. Indemnification
         ---------------

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

     Indemnification  of  Trustees,  Officers,  etc.  Subject  to and  except as
     ----------------------------------------------
     otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

          1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

          2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

          3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David
               M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

          4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

          5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

          6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV
               Part I filed via the IARD.

          7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

          8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

          9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

          10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV
               Part I filed via the IARD.

          11. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I filed via the IARD.

          12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I filed via the IARD.

Item 26. Principal Underwriters
         ----------------------

        Unified Financial Securities, Inc.  Unified Financial Securities, Inc.
        ---------------------------------
        serves as the principal underwriter for the Trust

          (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

          (b)  The directors and officers of Unified Financial are as follows:

    Name                             Title                             Position with Trust
    ----                             -----                             -------------------

    Thomas G. Napurano               Chairman, CFO and Exec.          CFO and Treasurer
                                     Vice President

    Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                      Secretary

    Mark C. Lewis                    Vice President                    None

    Karyn E. Cunningham              Controller                        None

          (c)  Not applicable.


Item 27. Location of Accounts and Records
         --------------------------------

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                  Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326


                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------

     None.

Item 29. Undertakings
         ------------

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
                  Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on January 18, 2005.
                                     UNIFIED SERIES TRUST


                                     /s/ Freddie Jacobs, Jr.
                                     ---------------------------------
                                     Freddie Jacobs, Jr., Secretary

Attest:

/s/      Thomas G. Napurano
----------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


/s/      Anthony J. Ghoston
-----------------------------------
Anthony J. Ghoston, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title            Date
---------                                   -----            ----

/s/      Freddie  Jacobs, Jr. *             Trustee          January 18, 2005
------------------------------------
 Daniel Condon

/s/      Freddie Jacobs, Jr. *              Trustee          January 18, 2005
------------------------------------
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *              Trustee          January 18, 2005
-------------------------------------
 Stephen Little

/s/      Freddie Jacobs, Jr. *              Trustee           January 18, 2005
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number      Description
--------------      -----------

EX.99.j             Consent of Independent Accountant - Cohen McCurdy, Ltd.